Summary of significant accounting policies (Details 5)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total	$ 1,363,136	¥ 9,714,799	¥ 3,797,862
Shanghai Weimu [Member]
Total	580,770	4,139,034	3,065,579
Viwo Tech [Member]
Total	$ 782,366	¥ 5,575,765	¥ 732,283